Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Accounting Policies [Abstract]
Net loss	$ (5,934,772)	$ (5,736,095)	$ (2,748,183)
Accumulated deficit	(21,613,133)	(15,688,278)
Net cash used in operation	(80,757)	268,293	(1,316,561)
Restricted cash		45,297
Allowance for accounts receivable	1,522,739	762,992
Realizable value, inventories	$ 158,834	172,070
Amortized useful life, term	10 years
Construction in progress	$ 349,390
Recorded full impairment	349,390
Refund liabilities	111,951	122,773
Advance from customers	$ 165,534	$ 77,366
Recognition of contract liabilities	$77,366	$257,449
Marketing and advertising expenses	$ 227,850	$ 707,243
Accumulated other comprehensive income	$ 197,571	956,142
Voting interest	10.00%
Cash and cash equivalents	$ 17,368,478	15,524,322
Allowance for accounts receivable	1,522,739	762,992	$ 270,693
Allowances for prepayments, receivables and other current assets	$ 473,237
Recorded allowances	$1,581,000	Nil
Concentration risks, percentage	10.00%
Accounts Receivable [Member]
Accounting Policies [Abstract]
Cash and cash equivalents	$ 17,368,478	$ 15,524,322
Accounts Receivable [Member] | Customer Two [Member]
Accounting Policies [Abstract]
Total revenues, percentage	1.00%	10.00%
Five Suppliers [Member] | Total Purchase [Member]
Accounting Policies [Abstract]
Concentration risks, percentage	3.00%	10.00%